23. LEASES (Details 2) R$ in Millions	Dec. 31, 2018 BRL (R$)
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	R$ 215.4
Interest	90.2
Minimum future payments	305.6
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	64.8
Interest	17.7
Minimum future payments	82.5
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	42.1
Interest	14.0
Minimum future payments	56.1
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	21.0
Interest	8.6
Minimum future payments	29.6
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	16.4
Interest	7.3
Minimum future payments	23.7
2023 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	12.8
Interest	6.8
Minimum future payments	19.6
2024 onwards [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	58.3
Interest	35.8
Minimum future payments	R$ 94.1